COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (Governmental Investigations [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended
	Dec. 31, 2009	Dec. 31, 2005 item
Commitments and contingencies [Line Items]
Number of aspects of the DOJ investigation requiring the production of documents		1
Consent executed to judgment in favor of SEC as a part of the resolution of investigations	$ 1.5
Additional amount paid under the non-prosecution agreement entered into with the DOJ	$ 1.5
Period for which the company agreed to undertake reporting obligation under the non-prosecution agreement entered into with the DOJ	3 years
Maximum [Member]
Commitments and contingencies [Line Items]
Maximum reporting obligation period	4 years